Salaries and benefits (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Schedule of employee benefit expenses

Years Ended December 31 (millions)	Note	2023	2022	2021
Wages and salaries		$1,532	$1,288	$1,133
Benefits		123	96	82
Pensions—defined contribution	19	9	9	7
		$1,664	$1,393	$1,222